TAXATION (Schedule of (Loss) Income from Continuing Operations Before Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
TAXATION [Line Items]
Non - PRC	¥ (141,602)	$ (20,395)	¥ (81,559)	¥ (17,561)
PRC	(62,996)	(9,073)	76,305	193,207
Total	¥ (204,598)	$ (29,468)	¥ (5,254)	¥ 175,646